CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accumulated depreciation on vessels	$ 227.4	$ 203.6
Common stock, shares authorized	300	300
Class A [Member]
Common stock, shares issued	71.1	71.1
Common stock, shares outstanding	71.1	71.1
Class B [Member]
Common stock, shares issued	12.5	12.5
Common stock, shares outstanding	12.5	12.5